Intangible Assets - Summary of Changes in Intangible Assets (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Special obligations, write down	R$ 98
Parent [member] | Luz Para Todos Program [member]
Disclosure of detailed information about intangible assets [line items]
Special obligations, write down	R$ 98